CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	US Dollars
Figures in millions	2021	2020	2019

Cash and deposits on call	712	1,081	417
Money market instruments	442	249	39
Total cash and cash equivalents (note 33 and note 34)	1,154	1,330	456